UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04616)

Exact name of registrant as specified in charter: Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/28/06 (Unaudited)

CORPORATE BONDS AND NOTES (91.0%)(a)
		Principal amount	Value

Advertising and Marketing Services (0.4%)

Affinion Group, Inc. 144A company guaranty 10 1/8s, 2013		$2,045,000	$1,973,425
Lamar Media Corp. company guaranty 7 1/4s, 2013		1,715,000	1,768,594

			3,742,019

Automotive (4.8%)

Dana Corp. notes 5.85s, 2015		890,000	545,125
Ford Motor Co. notes 7.45s, 2031		3,775,000	2,680,250
Ford Motor Credit Corp. bonds 7 3/8s, 2011		4,100,000	3,697,392
Ford Motor Credit Corp. notes 7 7/8s, 2010		6,205,000	5,738,800
Ford Motor Credit Corp. notes 7 3/8s, 2009		2,130,000	1,967,526
General Motors Acceptance Corp. bonds 8s, 2031		6,025,000	5,502,259
General Motors Acceptance Corp. notes 7 3/4s, 2010		5,565,000	5,244,790
General Motors Acceptance Corp. notes 6 7/8s, 2012		1,460,000	1,300,854
General Motors Acceptance Corp. notes 6 3/4s, 2014		2,825,000	2,495,712
General Motors Acceptance Corp. notes 5 1/8s, 2008		1,460,000	1,335,877
Hertz Corp. 144A sr. notes 8 7/8s, 2014		1,940,000	2,027,300
Meritor Automotive, Inc. notes 6.8s, 2009		1,620,000	1,587,600
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		1,930,000	1,920,350
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		2,770,000	3,067,775
TRW Automotive Inc. sr. notes 9 3/8s, 2013		470,000	509,950
TRW Automotive Inc. sr. sub. notes 11s, 2013		3,375,000	3,788,438

			43,409,998

Basic Materials (8.1%)

BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		1,860,000	2,080,875
Builders FirstSource Inc. company guaranty FRN 8.999s, 2012		230,000	236,325
Century Aluminum Co. company guaranty 7 1/2s, 2014		1,135,000	1,180,400
Chaparral Steel Co. company guaranty 10s, 2013		3,170,000	3,502,850
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	300,000	323,298
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	890,000	1,187,755
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12
3/4s, 12/15/07), 2012 (STP)		4,315,000	4,012,950
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero %
(10s, 10/1/09), 2014 (STP)		2,345,000	1,834,963
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s,
2008		4,685,000	5,036,375
Georgia-Pacific Corp. debs. 9 1/2s, 2011		715,000	781,138
Georgia-Pacific Corp. sr. notes 8s, 2024		210,000	210,000
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		2,630,000	2,889,713
Graphic Packaging International Corp sr. notes 8 1/2s, 2011		175,000	175,875
Huntsman International, LLC company guaranty 10 1/8s, 2009		2,719,000	2,786,975
Huntsman, LLC company guaranty 11 5/8s, 2010		948,000	1,080,720
Huntsman, LLC company guaranty 11 1/2s, 2012		732,000	836,310
Ineos Group Holdings PLC 144A bonds 7 7/8s, 2016 (United Kingdom)	EUR	1,560,000	1,856,886
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		1,420,000	1,462,600
Ispat Inland ULC sec. notes 9 3/4s, 2014		1,020,000	1,160,250
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		725,000	677,875
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	661,734	800,291
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		3,210,000	3,362,475
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	145,000	189,016
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		1,635,000	1,757,625
Millennium America, Inc. company guaranty 9 1/4s, 2008		2,705,000	2,779,388
Nalco Co. sr. sub. notes 8 7/8s, 2013		2,450,000	2,566,375
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)		1,910,000	1,919,550
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)	EUR	445,000	546,399
NewPage Corp. sec. notes 10s, 2012		2,305,000	2,408,725
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		1,795,000	1,651,400
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		5,715,000	5,543,550
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		316,054	331,067
PQ Corp. 144A company guaranty 7 1/2s, 2013		2,395,000	2,299,200
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	1,400,000	1,732,360
Rockwood Specialties Group, Inc. sub. notes 7 1/2s, 2014		550,000	555,500
Smurfit Capital Funding PLC debs. 7 1/2s, 2025 (Ireland)		420,000	386,400
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		1,370,000	1,435,075
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		644,388	613,780
Stone Container Corp. sr. notes 9 3/4s, 2011		995,000	1,023,606
Stone Container Corp. sr. notes 8 3/8s, 2012		3,810,000	3,733,800
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		585,000	542,588
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		1,560,000	1,661,400
United States Steel, LLC sr. notes 10 3/4s, 2008		1,524,000	1,684,020
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		155,165	123,356
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		285,396	226,890

			73,187,969

Beverage (0.2%)

Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		1,640,000	1,709,700
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		145,000	152,431

			1,862,131

Broadcasting (2.9%)

DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		4,430,000	4,413,388
Echostar DBS Corp. company guaranty 6 5/8s, 2014		2,835,000	2,757,038
Echostar DBS Corp. sr. notes 6 3/8s, 2011		5,085,000	4,970,588
Emmis Communications Corp. sr. notes FRN 10.366s, 2012		497,143	497,143
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		780,000	705,900
LIN Television Corp. company guaranty Ser. B, 6 1/2s, 2013		705,000	668,869
LIN Television Corp. sr. sub. notes 6 1/2s, 2013		290,000	275,138
Paxson Communications Corp. 144A sec. FRN 10.777s, 2013		995,000	962,663
Paxson Communications Corp. 144A sec. FRN 7.777s, 2012		1,200,000	1,200,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		2,835,000	3,054,713
Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014		1,250,000	1,414,063
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s, 2013		2,060,000	2,018,800
Young Broadcasting, Inc. company guaranty 10s, 2011		2,772,000	2,477,475
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		1,330,000	1,117,200

			26,532,978

Building Materials (1.6%)

Associated Materials, Inc. company guaranty 9 3/4s, 2012		1,435,000	1,427,825
Building Materials Corp. company guaranty 8s, 2008		1,300,000	1,319,500
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B, 7.67s, 2012		680,000	691,900
Goodman Global Holding Co., Inc. sr. sub. notes 7 7/8s, 2012		2,575,000	2,517,063
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		1,005,000	1,085,400
NTK Holdings, Inc. sr. disc. notes zero %, 2014		2,915,000	2,040,500
Owens Corning notes 7 1/2s, 2006 (In default) (NON)		2,245,000	1,734,263
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		1,230,000	1,273,050
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		2,340,000	2,334,150

			14,423,651

Cable Television (2.6%)

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014		1,530,000	1,422,900
CCH I Holdings LLC 144A company guaranty 11 1/8s, 2014		2,936,000	1,614,800
CCH I Holdings LLC 144A company guaranty 10s, 2014		2,032,000	1,056,640
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (12
1/8s, 1/15/07), 2015 (STP)		135,000	62,100
CCH I LLC 144A secd. notes 11s, 2015		10,734,000	9,029,978
CCH II LLC/CCH II Capital Corp. 144A sr. notes 10 1/4s, 2010		1,000,000	995,000
CSC Holdings, Inc. debs. 7 5/8s, 2018		1,335,000	1,299,956
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,445,000	1,455,838
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012		2,635,000	2,549,363
Intelsat Bermuda, Ltd. 144A sr. notes 8 7/8s, 2015 (Bermuda)		2,670,000	2,770,125
Intelsat Bermuda, Ltd. 144A sr. notes 8 1/2s, 2013 (Bermuda)		1,265,000	1,293,463

			23,550,163

Capital Goods (7.9%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		2,660,000	2,806,300
Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011		555,000	531,413
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		2,740,000	2,972,900
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		1,897,000	2,039,275
Blount, Inc. sr. sub. notes 8 7/8s, 2012		2,495,000	2,619,750
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		1,310,000	1,211,750
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		1,870,000	1,870,000
Covalence Specialty Materials Corp. 144A sr. sub. notes 10 1/4s, 2016		1,990,000	2,062,138
Crown Americas, LLC/Crown Americas Capital Corp. 144A sr. notes 7
5/8s, 2013		3,620,000	3,773,850
Crown Cork & Seal Co. Inc. debs. 8s, 2023		1,020,000	994,500
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired
7/23/04, cost $1,590,063) (RES)		4,847,000	3,199,020
DRS Technologies, Inc. company guaranty 6 5/8s, 2016		1,190,000	1,195,950
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		4,280,000	4,643,800
Greenbrier Companies, Inc. 144A sr. notes 8 3/8s, 2015		1,035,000	1,086,750
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		640,000	641,600
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		1,040,000	1,076,400
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,910,000	1,881,350
L-3 Communications Corp. sr. sub. notes Class B, 6 3/8s, 2015		2,460,000	2,453,850
Legrand SA debs. 8 1/2s, 2025 (France)		4,360,000	5,341,000
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		1,023,000	1,127,858
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	670,000	852,620
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		1,415,000	1,453,913
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,020,000	912,900
Mueller Group, Inc. sr. sub. notes 10s, 2012		1,255,000	1,374,225
Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s,
4/15/09), 2014 (STP)		1,730,000	1,401,300
Owens Brockway Glass Container Inc company guaranty 6 3/4s, 2014	EUR	975,000	1,189,030
Owens-Brockway Glass company guaranty 8 1/4s, 2013		2,725,000	2,840,813
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		3,035,000	3,262,625
Owens-Illinois, Inc. debs. 7.8s, 2018		645,000	651,450

Plastipak Holdings Inc. 144A sr. notes 8 1/2s, 2015		1,010,000	1,042,825
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	1,405,000	1,791,306
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		1,580,000	1,475,325
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		1,945,000	1,731,050
TD Funding Corp. company guaranty 8 3/8s, 2011		2,905,000	3,035,725
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		1,500,000	1,650,000
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		3,155,000	3,332,469

			71,527,030

Communication Services (6.9%)

Alamosa Delaware, Inc. company guaranty 12s, 2009		1,047,000	1,133,378
Alamosa Delaware, Inc. company guaranty 11s, 2010		1,620,000	1,810,813
American Cellular Corp. company guaranty 9 1/2s, 2009		785,000	815,419
American Cellular Corp. sr. notes Ser. B, 10s, 2011		1,410,000	1,533,375
American Tower Corp. sr. notes 7 1/2s, 2012		1,300,000	1,371,500
American Towers, Inc. company guaranty 7 1/4s, 2011		2,965,000	3,113,250
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
(NON)		2,211,397	66,342
Centennial Cellular Operating Co., LLC company guaranty 10 1/8s, 2013		845,000	925,275
Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s, 2008		346,000	353,353
Centennial Communications Corp. 144A sr. notes 10s, 2013		1,275,000	1,326,000
Centennial Communications Corp. 144A sr. notes FRN 10.25s, 2013		420,000	433,650
Cincinnati Bell Telephone company guaranty 6.3s, 2028		520,000	473,200
Cincinnati Bell, Inc. company guaranty 7s, 2015		885,000	883,894
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		370,000	373,700
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023		1,575,000	1,551,375
Citizens Communications Co. notes 9 1/4s, 2011		2,210,000	2,447,575
Citizens Communications Co. sr. notes 6 1/4s, 2013		2,760,000	2,708,250
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,335,000	1,401,750
Dobson Cellular Systems sec. notes 9 7/8s, 2012		1,625,000	1,775,313
Dobson Communications Corp. 144A sr. notes FRN 8.85s, 2012		855,000	846,450
Horizon PCS, Inc. company guaranty 11 3/8s, 2012		410,000	471,500
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		1,969,000	2,030,531
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10
3/8s, 10/15/08), 2012 (United Kingdom) (STP)		3,060,000	2,578,050
iPCS, Inc. sr. notes 11 1/2s, 2012		1,025,000	1,176,188
IWO Holdings, Inc. sec. FRN 8.35s, 2012		340,000	354,025
Madison River Capital Corp. sr. notes 13 1/4s, 2010		1,212,000	1,275,630
Nextel Partners, Inc. sr. notes 8 1/8s, 2011		4,220,000	4,473,200
Qwest Communications International, Inc. company guaranty 7 1/2s, 2014		2,145,000	2,203,988
Qwest Corp. notes 8 7/8s, 2012		7,170,000	8,030,400
Qwest Corp. sr. notes 7 5/8s, 2015		1,765,000	1,892,963
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		1,350,000	1,658,813
Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015 (Canada)		1,090,000	1,163,575
Rogers Wireless Communications, Inc. sr. sub. notes 8s, 2012 (Canada)		1,360,000	1,451,800
Rural Cellular Corp. sr. notes 9 7/8s, 2010		665,000	711,550
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		1,495,000	1,517,425
Rural Cellular Corp. 144A sr. sub. notes FRN 10.43s, 2012		545,000	561,350
SBA Communications Corp. sr. notes 8 1/2s, 2012		617,000	678,700
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		1,610,000	1,525,475
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7 3/4s, 2013		1,330,000	1,333,325
U S West, Inc. debs. 7 1/4s, 2025		1,135,000	1,149,188
Valor Telecommunications Enterprises LLC/Finance Corp. company
guaranty 7 3/4s, 2015		965,000	1,004,806

			62,586,344

Consumer (1.0%)

Jostens IH Corp. company guaranty 7 5/8s, 2012		4,540,000	4,608,100
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		3,940,000	4,166,550

			8,774,650

Consumer Goods (2.3%)

Church & Dwight Co., Inc. company guaranty 6s, 2012		1,805,000	1,795,975
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,215,000	2,281,450
Playtex Products, Inc. company guaranty 9 3/8s, 2011		3,090,000	3,236,775
Playtex Products, Inc. sec. notes 8s, 2011		2,725,000	2,908,938
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,313,000	2,341,913
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		3,450,000	2,932,500
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		1,030,000	1,042,875
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		3,690,000	3,182,625
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013		985,000	898,813

			20,621,864

Consumer Services (0.7%)

Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United Kingdom)		860,000	898,700
Brand Services, Inc. company guaranty 12s, 2012		2,745,000	2,909,700
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		1,925,000	1,922,594
United Rentals NA, Inc. sr. sub. notes 7s, 2014		650,000	629,688

			6,360,682

Energy (9.5%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013		5,335,000	5,348,338
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman
Islands)		1,910,000	2,058,025
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015		1,545,000	1,633,838
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)		3,325,000	3,395,656
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		3,385,000	3,600,794
Chesapeake Energy Corp. sr. notes 7s, 2014		1,125,000	1,167,188
Compton Petroleum Corp. company guaranty 7 5/8s, 2013 (Canada)		2,065,000	2,106,300
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		1,775,000	1,775,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,065,000	1,115,588
Dresser, Inc. company guaranty 9 3/8s, 2011		2,825,000	2,966,250
Dresser-Rand Group, Inc. 144A sr. sub. notes 7 5/8s, 2014		1,070,000	1,112,800
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		880,000	862,400
Encore Acquisition Co. sr. sub. notes 6s, 2015		3,290,000	3,125,500
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		3,265,000	3,330,300
Forest Oil Corp. company guaranty 7 3/4s, 2014		745,000	779,456
Forest Oil Corp. sr. notes 8s, 2011		2,365,000	2,577,850
Forest Oil Corp. sr. notes 8s, 2008		855,000	894,544
Hanover Compressor Co. sr. notes 9s, 2014		1,315,000	1,433,350
Hanover Compressor Co. sr. notes 8 5/8s, 2010		905,000	955,906
Hanover Compressor Co. sub. notes zero %, 2007		1,970,000	1,812,400
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		645,000	680,475
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)		2,350,000	2,344,125
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014		955,000	947,838
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		3,450,000	3,286,125
Inergy LP/Inergy Finance Corp. 144A sr. notes 8 1/4s, 2016		300,000	306,000
KCS Energy, Inc. sr. notes 7 1/8s, 2012		1,260,000	1,278,900
Massey Energy Co. sr. notes 6 5/8s, 2010		3,070,000	3,139,075
Newfield Exploration Co. sr. notes 7 5/8s, 2011		3,120,000	3,346,200
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		2,095,000	2,163,088
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,860,000	1,767,000
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		1,857,302	1,895,386
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s,
2014		1,350,000	1,393,875
Peabody Energy Corp. sr. notes 5 7/8s, 2016		2,610,000	2,557,800
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014		1,855,000	1,933,838
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012		3,030,000	3,257,250
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		2,040,000	2,055,300
Pride International, Inc. sr. notes 7 3/8s, 2014		3,300,000	3,522,750
Seabulk International, Inc. company guaranty 9 1/2s, 2013		2,445,000	2,704,781
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013		445,000	450,563
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		775,000	740,125
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012		1,140,000	1,219,800
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011		595,000	618,800
Whiting Petroleum Corp. 144A sr. sub. notes 7s, 2014		2,530,000	2,536,325

			86,196,902

Entertainment (1.2%)

AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012		915,000	870,394
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		676,000	588,965
AMC Entertainment, Inc. 144A company guaranty 11s, 2016		900,000	905,625
Cinemark USA, Inc. sr. sub. notes 9s, 2013		1,425,000	1,506,938
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07),
2014 (STP)		3,565,000	2,655,925
Marquee Holdings, Inc. sr. disc. notes stepped-coupon zero % (12s,
8/15/09), 2014 (STP)		2,440,000	1,491,450
Six Flags, Inc. sr. notes 9 5/8s, 2014		1,515,000	1,537,725
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010		545,000	543,638
Universal City Florida Holding Co. sr. notes FRN 9.43s, 2010		940,000	954,100

			11,054,760

Financial (1.2%)

Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		1,205,000	1,229,100
E*Trade Finance Corp. sr. notes 8s, 2011		3,350,000	3,525,875
Finova Group, Inc. notes 7 1/2s, 2009		3,258,200	1,058,915
UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)		1,910,000	1,967,300
Western Financial Bank sub. debs. 9 5/8s, 2012		2,750,000	3,093,750

			10,874,940

Food (1.5%)

Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)		424,297	22,170
Dean Foods Co. sr. notes 6 5/8s, 2009		2,570,000	2,614,975
Del Monte Corp. company guaranty 6 3/4s, 2015		1,320,000	1,320,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		2,625,000	2,795,625
Doane Pet Care Co. 144A sr. sub. notes 10 5/8s, 2015		1,920,000	2,030,400
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		3,555,000	3,483,900
United Biscuits Finance company guaranty 10 5/8s, 2011 (United
Kingdom)	EUR	840,000	1,063,949

			13,331,019

Gaming & Lottery (3.8%)

Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,575,000	1,693,125
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		545,000	570,206
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		1,990,000	2,014,875
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		440,000	438,900
Harrah's Operating Co., Inc. company guaranty 8s, 2011		125,000	136,988
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		1,670,000	1,809,863
MGM Mirage, Inc. company guaranty 6s, 2009		3,320,000	3,303,400
Mirage Resorts, Inc. debs. 7 1/4s, 2017		715,000	745,388
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		3,645,000	3,859,144
Park Place Entertainment Corp. sr. notes 7s, 2013		830,000	878,296
Park Place Entertainment Corp. sr. sub. notes 7 7/8s, 2010		1,575,000	1,679,344
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		510,000	532,634
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		825,000	829,125
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		1,170,000	1,216,800
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s,
2009		1,940,000	2,138,850
Scientific Games Corp. company guaranty 6 1/4s, 2012		2,215,000	2,201,156
Station Casinos, Inc. sr. notes 6s, 2012		2,165,000	2,165,000
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		1,775,000	1,806,063
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015		4,000,000	3,990,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s,
2014		2,310,000	2,275,350

			34,284,507

Health Care (7.3%)

Alderwoods Group, Inc. company guaranty 7 3/4s, 2012		1,065,000	1,099,613
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		2,265,000	2,242,350
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012		1,315,000	1,313,356
DaVita, Inc. company guaranty 7 1/4s, 2015		1,405,000	1,433,100
DaVita, Inc. company guaranty 6 5/8s, 2013		700,000	710,500
Elan Finance PLC/Elan Finance Corp, company guaranty 7 3/4s, 2011
(Ireland)		1,240,000	1,153,200
Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010		1,500,000	1,584,375
Fresenius Finance BV 144A 5 1/2s, 2016 (Netherlands)	EUR	630,000	756,280
HCA, Inc. debs. 7.19s, 2015		3,090,000	3,203,653
HCA, Inc. notes 8.36s, 2024		2,040,000	2,204,167
HCA, Inc. notes 7s, 2007		165,000	167,947
HCA, Inc. sr. notes 7 7/8s, 2011		930,000	993,758
Healthsouth Corp. notes 7 5/8s, 2012		2,678,000	2,945,800
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8 3/4s, 2014		435,000	441,525
Insight Health Services Corp. company guaranty FRN 9.93s, 2011		1,070,000	989,750
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		1,570,000	1,208,900
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
8/15/08), 2012 (STP)		4,550,000	1,001,000
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		995,000	1,014,900
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		3,040,000	2,994,400
Psychiatric Solutions, Inc. company guaranty 7 3/4s, 2015		2,080,000	2,147,600
Select Medical Corp. company guaranty 7 5/8s, 2015		1,045,000	893,475
Service Corp. International debs. 7 7/8s, 2013		1,185,000	1,251,656
Service Corp. International notes 6 1/2s, 2008		435,000	439,350
Service Corp. International notes Ser. *, 7.7s, 2009		1,045,000	1,097,250
Service Corp. International 144A sr. notes 7 1/4s, 2017		740,000	755,725
Service Corp. International 144A sr. notes 6 3/4s, 2016		2,650,000	2,643,375
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013		3,010,000	2,912,175
Tenet Healthcare Corp. notes 7 3/8s, 2013		2,925,000	2,683,688
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		3,325,000	3,383,188
Triad Hospitals, Inc. sr. notes 7s, 2012		2,455,000	2,504,100
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		5,065,000	5,109,319
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		3,140,000	3,281,300
US Oncology, Inc. company guaranty 9s, 2012		2,025,000	2,166,750
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		2,695,000	2,809,538
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		2,230,000	2,539,413
Ventas Realty LP/Capital Corp. company guaranty 6 3/4s, 2010 (R)		865,000	883,381
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		690,000	698,625
Ventas Realty LP/Capital Corp. 144A sr. notes 6 1/2s, 2016 (R)		850,000	854,250

			66,512,732

Homebuilding (1.6%)

Ashton Woods USA LLC/Ashton Woods Finance Co. 144A sr. sub. notes 9
1/2s, 2015 (R)		1,075,000	1,010,500
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012		2,315,000	2,424,963
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		940,000	895,647
Meritage Homes Corp. company guaranty 6 1/4s, 2015		965,000	868,500
Schuler Homes, Inc. company guaranty 10 1/2s, 2011		1,510,000	1,613,813
Standard Pacific Corp. sr. notes 7 3/4s, 2013		2,885,000	2,805,663
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012		1,295,000	1,314,101
Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015		750,000	637,500
WCI Communities, Inc. company guaranty 9 1/8s, 2012		2,660,000	2,693,250

			14,263,937

Household Furniture and Appliances (0.4%)

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	3,770,000	3,939,650

Lodging/Tourism (1.3%)

FelCor Lodging LP company guaranty 9s, 2008 (R)	955,000	1,055,275
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)	1,710,000	1,795,500
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,955,000	3,014,100
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	1,405,000	1,629,800
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s,
2012	1,055,000	1,157,863
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s,
2007	1,270,000	1,295,400
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	1,655,000	1,795,675

		11,743,613

Media (0.5%)

Affinity Group, Inc. sr. sub. notes 9s, 2012	2,435,000	2,435,000
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	495,000	426,938
Warner Music Group sr. sub. notes 7 3/8s, 2014	1,500,000	1,503,750

		4,365,688

Publishing (3.9%)

American Media, Inc. company guaranty Ser. B, 10 1/4s, 2009	2,425,000	2,164,313
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	3,961,600	4,060,640
Cenveo Corp, sr. sub. notes 7 7/8s, 2013	1,330,000	1,316,700
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s,
2010	2,480,000	2,628,800
Dex Media, Inc. disc. notes stepped-coupon zero % (9s, 11/15/08), 2013
(STP)	2,015,000	1,692,600
Dex Media, Inc. notes 8s, 2013	895,000	926,325
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	2,875,000	3,133,750
Mail-Well I Corp. company guaranty 9 5/8s, 2012	1,020,000	1,100,325
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	2,085,000	2,006,813
PRIMEDIA, Inc. sr. notes 8s, 2013	3,550,000	3,177,250
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	1,075,000	1,010,500
R.H. Donnelley Corp. 144A sr. disc. notes 6 7/8s, 2013	1,545,000	1,436,850
R.H. Donnelley Corp. 144A sr. notes 8 7/8s, 2016	2,000,000	2,070,000
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	1,435,000	1,420,650
RH Donnelly Corp. 144A sr. disc. notes 6 7/8s, 2013	720,000	669,600
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	4,160,000	4,082,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	2,930,000	2,402,600

		35,299,716

Restaurants (0.5%)

Domino's, Inc. sr. sub. notes 8 1/4s, 2011	1,046,000	1,087,840
Sbarro, Inc. company guaranty 11s, 2009	3,320,000	3,394,700

		4,482,540

Retail (3.1%)

Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	1,925,000	1,941,844
Autonation, Inc. company guaranty 9s, 2008	3,925,000	4,189,938
GSC Holdings Corp. 144A company guaranty 8s, 2012	2,040,000	2,034,900
Harry & David Holdings Inc. company guaranty 9s, 2013	970,000	940,900
JC Penney Co., Inc. debs. 7 1/8s, 2023	2,230,000	2,520,161
JC Penney Co., Inc. notes 9s, 2012	510,000	598,613
JC Penney Co., Inc. notes 8s, 2010	100,000	108,927
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	2,070,000	2,070,000
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	1,025,000	978,875
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	1,540,000	1,012,550
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	3,585,000	3,786,656
Rite Aid Corp. company guaranty 9 1/2s, 2011	2,180,000	2,289,000
Rite Aid Corp. company guaranty 7 1/2s, 2015	1,325,000	1,276,969
Rite Aid Corp. debs. 6 7/8s, 2013	150,000	126,000
Rite Aid Corp. sr. notes 9 1/4s, 2013	1,755,000	1,658,475
United Auto Group, Inc. company guaranty 9 5/8s, 2012	2,440,000	2,616,900

		28,150,708

Technology (4.3%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	2,253,000	2,388,180
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	1,910,000	1,809,725
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	750,000	765,000
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	2,090,000	2,090,000
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	2,820,000	2,978,625
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	4,170,000	4,326,375
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	175,000	177,188
Lucent Technologies, Inc. debs. 6 1/2s, 2028	310,000	256,913
Lucent Technologies, Inc. debs. 6.45s, 2029	2,755,000	2,324,531
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman
Islands)	1,235,000	1,031,225

Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman
Islands)	935,000	970,063
Solectron Corp. 144A sr. sub. notes 8s, 2016	1,195,000	1,212,925
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	2,620,000	2,747,725
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	3,466,000	3,686,958
UGS Corp. company guaranty 10s, 2012	3,005,000	3,294,231
Unisys Corp. sr. notes 8s, 2012	2,055,000	2,003,625
Xerox Corp. notes Ser. MTN, 7.2s, 2016	1,825,000	1,943,625
Xerox Corp. sr. notes 7 5/8s, 2013	2,810,000	2,982,113
Xerox Corp. sr. notes 6 7/8s, 2011	1,875,000	1,938,281

		38,927,308

Textiles (1.2%)

Levi Strauss & Co. sr. notes 12 1/4s, 2012	3,050,000	3,484,625
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,140,000	3,344,100
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	1,740,000	1,792,200
Russell Corp. company guaranty 9 1/4s, 2010	1,765,000	1,826,775

		10,447,700

Tire & Rubber (0.5%)

Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	335,000	342,119
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	3,250,000	3,193,125
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	1,445,000	1,452,225

		4,987,469

Transportation (1.0%)

Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	3,085,000	2,807,350
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008	3,170,000	3,415,675
Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009	700,000	721,000
Navistar International Corp. company guaranty 6 1/4s, 2012	1,970,000	1,984,775

		8,928,800

Utilities & Power (8.8%)

AES Corp. (The) 144A sec. notes 9s, 2015	2,960,000	3,241,200
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	3,055,000	3,310,856
ANR Pipeline Co. debs. 9 5/8s, 2021	540,000	697,449
CMS Energy Corp. sr. notes 8.9s, 2008	870,000	928,725
CMS Energy Corp. sr. notes 8 1/2s, 2011	490,000	534,100
CMS Energy Corp. sr. notes 7 3/4s, 2010	740,000	778,850
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,430,000	1,514,936
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	405,000	399,521
Copano Energy, LLC. 144A sr. notes 8 1/8s, 2016	805,000	833,175
DPL, Inc. sr. notes 6 7/8s, 2011	2,432,000	2,552,924
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	3,610,000	4,061,250
Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010	1,460,000	1,485,550
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016	2,180,000	2,239,950
Edison Mission Energy sr. notes 9 7/8s, 2011	50,000	57,625
El Paso Corp. notes 7 3/4s, 2010	745,000	777,594
El Paso Corp. sr. notes 8.05s, 2030	1,990,000	2,144,225
El Paso Corp. sr. notes 7 3/8s, 2012	1,600,000	1,660,000
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	1,380,000	1,462,800
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	915,249
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	4,150,000	4,378,250
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	2,200,000	2,145,000
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	4,395,000	4,801,538
Mirant North America LLC 144A sr. notes 7 3/8s, 2013	2,390,000	2,452,738
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	2,875,000	3,313,438
Monongahela Power Co. 1st mtge. 6.7s, 2014	1,320,000	1,418,754
Nevada Power Co. 2nd mtge. 9s, 2013	1,366,000	1,510,463
Northwestern Corp. sec. notes 5 7/8s, 2014	1,330,000	1,336,864
NRG Energy, Inc. sr. notes 7 3/8s, 2016	4,970,000	5,119,100
Orion Power Holdings, Inc. sr. notes 12s, 2010	2,285,000	2,616,325
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	1,990,000	2,067,347
Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012	515,000	525,300
Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,630,000	1,778,874
Teco Energy, Inc. notes 7.2s, 2011	680,000	719,100
Teco Energy, Inc. notes 7s, 2012	1,165,000	1,223,250
Teco Energy, Inc. sr. notes 6 3/4s, 2015	140,000	147,000
Tennessee Gas Pipeline Co. debs. 7s, 2028	305,000	320,786
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	610,000	670,409
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,055,000	1,148,631
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)	2,630,000	2,715,475
Utilicorp United, Inc. sr. notes 9.95s, 2011	1,355,000	1,507,438
Williams Cos., Inc. (The) notes 8 3/4s, 2032	2,150,000	2,601,500
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,225,000	1,352,018
Williams Cos., Inc. (The) notes 7 5/8s, 2019	3,075,000	3,382,500
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	701,750
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
(F)(NON)	1,732,251	144,470

		79,694,297

Total corporate bonds and notes (cost $818,786,877)		$824,065,765

ASSET-BACKED SECURITIES (2.5%)(a)
	Principal amount	Value

CDO Repackaging Trust Series 144A Ser. 03-3, Class A, 9.49s, 2008	$1,805,000	$1,935,863
Dryden Leveraged Loan CDO 144A FRN Ser. 03-4A, Class D, 13.19s,
2015 (Cayman Islands)	615,000	625,886
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 94, 1.105s, 2013 (Cayman Islands) (F)(g)	6,684,836	8,475,757
limited recourse sec. notes Ser. 95, 2.319s, 2013 (Cayman Islands) (F)(g)	3,901,050	1,474,176
limited recourse sec. notes Ser. 96, 1.686s, 2013 (Cayman Islands) (F)(g)	6,271,893	6,467,212
limited recourse sec. notes Ser. 96, 1.458s, 2013 (Cayman Islands) (F)(g)	14,668,569	3,100,129
limited recourse sec. notes Ser. 98, 1.637s, 2014 (Cayman Islands) (F)(g)	2,382,544	571,689

Total asset-backed securities (cost $21,337,006)		$22,650,712

SENIOR LOANS (2.2%)(a)(c)
	Principal amount	Value

Advertising and Marketing Services (0.1%)

Affinion Group, Inc. bank term loan FRN Ser. B, 7.491s, 2013	$1,050,000	$1,046,500

Basic Materials (0.3%)
Georgia-Pacific Corp. bank term loan FRN Ser. C, 7.536s, 2014	1,650,000	1,682,063
Graphic Packaging Corp. bank term loan FRN Ser. C, 6.984s, 2010	262,187	266,167
Hercules, Inc. bank term loan FRN Ser. B, 6.308s, 2010	515,813	519,036
Nalco Co. bank term loan FRN Ser. B, 6.586s, 2010	228,898	230,933
St. Mary's Cement Corp. bank term loan FRN Ser. B, 6.527s, 2009	294,000	297,859
		2,996,058

Beverage (0.1%)
Constellation Brands, Inc. bank term loan FRN Ser. B, 5.9s, 2011	782,778	791,975

Broadcasting (0.0%)
Young Broadcasting, Inc. bank term loan FRN Ser. B, 6.813s, 2012	100,000	100,188

Capital Goods (0.1%)
Amsted Industries, Inc. bank term loan FRN 7.126s, 2010	189,567	191,858
Invensys, PLC bank term loan FRN Ser. B-1, 7.791s, 2009 (United
Kingdom)	100,847	102,107
Solo Cup Co. bank term loan FRN 7.027s, 2011	220,500	222,384
		516,349

Communication Services (0.1%)
Alaska Communications Systems Group, Inc. bank term loan FRN Ser. B,
6.527s, 2012	1,000,000	1,007,500
Consolidated Communications Holdings bank term loan FRN Ser. D,
6.342s, 2011	148,125	149,359
Qwest Communications International, Inc. bank term loan FRN Ser. A,
9.32s, 2007	120,250	123,241
		1,280,100

Consumer Cyclicals (0.2%)
Hayes Lemmerz International, Inc. bank term loan FRN 7.649s, 2009	204,949	205,607
Landsource, Inc. bank term loan FRN Ser. B, 7 1/8s, 2010	150,000	151,219
Neiman Marcus Group, Inc. bank term loan FRN Ser. B, 6.947s, 2013	1,139,241	1,154,701
TRW Automotive, Inc. bank term loan FRN Ser. B, 6 1/4s, 2010	149,428	149,470
		1,660,997

Consumer Staples (0.6%)
AMF Bowling Worldwide bank term loan FRN Ser. B, 7.614s, 2009	156,020	157,190
Century Cable Holdings bank term loan FRN 9 1/2s, 2009	2,290,000	2,244,676
Charter Communications bank term loan FRN Ser. B, 7.92s, 2011	354,160	357,962
Mediacom Communications Corp. bank term loan FRN Ser. B, 6.794s,
2012	1,237,500	1,252,969
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 9 1/2s, 2010	1,670,000	1,639,284
PanAmSat Corp. bank term loan FRN Ser. B1, 6.489s, 2010	128,375	129,849
		5,781,930

Energy (0.0%)

Dresser, Inc. bank term loan FRN 7.99s, 2010	270,000	276,075

Entertainment (0.0%)
Six Flags, Inc. bank term loan FRN Ser. B, 7.111s, 2009	89,186	90,134

Food (0.1%)
Pinnacle Foods Holding Corp. bank term loan FRN 7.78s, 2010	470,272	477,562

Health Care (0.1%)
Beverly Enterprises, Inc. bank term loan FRN 7.025s, 2008	244,375	244,375
Community Health Systems, Inc. bank term loan FRN Ser. B, 6.16s, 2011	177,750	179,898
Hanger Orthopedic Group, Inc. bank term loan FRN 8.271s, 2009	195,500	197,944
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 6.28s, 2011	131,191	132,449
VWR International, Inc. bank term loan FRN Ser. B, 7.12s, 2011	32,380	32,805
		787,471

Household Furniture and Appliances (0.0%)
Sealy Mattress Co. bank term loan FRN Ser. D, 6.287s, 2012	119,042	120,270

Media (0.1%)
Warner Music Group bank term loan FRN Ser. B, 6.583s, 2011 (	587,027	593,173

Publishing (0.0%)
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B,
6.299s, 2010	281,094	283,349

Tire & Rubber (0.0%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN 7.06s, 2010	405,000	410,400

Transportation (0.1%)
United Airlines bank term loan FRN Ser. B, 8.286s, 2012	393,750	400,345
United Airlines bank term loan FRN Ser. DD, 8.286s, 2012	56,250	57,192
		457,537

Utilities & Power (0.3%)
El Paso Corp. bank term loan FRN 4.29s, 2009	870,000	877,975
El Paso Corp. bank term loan FRN Ser. B, 7.313s, 2009	1,416,100	1,432,228
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6.82s, 2007	180,393	182,423
		2,492,626

Total senior loans (cost $19,750,523)		$20,162,694

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$2,520,000	$2,605,050
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	535,000	480,163
Sinclair Broadcast Group, Inc. cv. sr. sub. notes stepped-coupon 4 7/8s
(2s, 1/15/11) 2018 (STP)	660,000	571,725
Wabash National Corp. cv. sr. notes 3 1/4s, 2008	880,000	1,024,100
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	910,000	987,350

Total convertible bonds and notes (cost $5,556,210)		$5,668,388

COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)(a)
	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031	$493,418	$479,022
Ser. 98-CF2, Class B5, 5.95s, 2031	1,581,791	1,148,380
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.513s, 2033	257,000	272,677
Ser. 00-1, Class G, 6.131s, 2033	1,025,000	945,798
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
6.974s, 2036	912,750	881,791
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s,
2031	437,000	410,095
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,000,000	823,860
Ser. 04-1A, Class K, 5.45s, 2040	365,000	294,066
Ser. 04-1A, Class L, 5.45s, 2040	165,000	119,985

Total collateralized mortgage obligations (cost $4,800,437)		$5,375,674
FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost
$1,024,405)

	Principal amount	Value

Philippines (Republic of) bonds 9 1/2s, 2024	$945,000	$1,112,738

COMMON STOCKS (0.0%)(a) (cost $3,968)
	Shares	Value

UAL Corp. (NON)	10	$1

SHORT-TERM INVESTMENTS (0.2%)(a) (cost $1,942,241)
	Shares	Value

Putnam Prime Money Market Fund (e)	1,942,241	$1,942,241

TOTAL INVESTMENTS
Total investments (cost $873,201,667) (b)		$880,978,213

FORWARD CURRENCY CONTRACTS TO BUY at 2/28/06 (aggregate face value $2,066,397) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Canadian Dollar	$530,687	$515,363	4/19/06	$15,324
Euro	1,559,770	1,551,034	3/15/06	$8,736

Total				$24,060

FORWARD CURRENCY CONTRACTS TO SELL at 2/28/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$13,282,264	$13,197,966	3/15/06	$(84,298)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Notional	Unrealized
	amount	appreciation

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.461% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	$1,485,000	$9,151

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on September 20,
2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of
General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then market value of General Motors
Acceptance Corp.	2,085,000	4,509

Agreement with JPMorgan Chase Bank, N.A. on April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of
Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging L.P., 8
1/2, 2011.	990,000	77,177

Total		$90,836

NOTES

(a) Percentages indicated are based on net assets of $905,849,241.

(b) The aggregate identified cost on a tax basis is $876,285,798, resulting in gross unrealized appreciation and depreciation of $30,302,960 and $25,610,545, respectively, or net unrealized appreciation of $4,692,415.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at February 28, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $169,664 for the period ended February 28, 2006. During the period ended February 28, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $66,043,611 and $86,612,065, respectively.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2006 was $3,199,020 or 0.4% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

At February 28, 2006, liquid assets totaling $4,560,000 have been designated as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at February 28, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At February 28, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006